Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD BOND INDEX FUNDS
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Bond ETFVanguard Intermediate-Term Bond ETFVanguard Long-Term Bond ETFSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Bond ETF, Vanguard Intermediate-Term Bond ETF, and Vanguard Long-Term Bond ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Bond ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Bond ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Bond ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Total Bond Market Index Fund Vanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Total Bond Market Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0312b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.041The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$4$13$23$51Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$56$69$84$127Vanguard Total Bond Market Index FundVanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Total Bond Market Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Institutional SharesInstitutional Plus SharesManagement Fees0.0200.02%12b-1 Distribution FeeNoneNoneOther Expenses0.0050.00%Total Annual Fund Operating Expenses0.0250.02%1The expense information shown in the table has been restated to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInstitutional Shares$3$8$14$32Institutional Plus Shares$2$6$11$26Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Institutional SharesInstitutional Plus SharesManagement Fees0.040.03%12b-1 Distribution FeeNoneNoneOther Expenses0.000.00%Total Annual Fund Operating Expenses0.040.03%1The expense information shown in the table has been restated to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInstitutional Shares$4$13$23$51Institutional Plus Shares$3$10$17$39Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Institutional SharesInstitutional Plus SharesManagement Fees0.030.02%12b-1 Distribution FeeNoneNoneOther Expenses0.010.01%Total Annual Fund Operating Expenses0.040.03%1The expense information shown in the table has been restated to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInstitutional Shares$4$13$23$51Institutional Plus Shares$3$10$17$39Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Bond Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Institutional SharesInstitutional Plus SharesManagement Fees0.040.03%12b-1 Distribution FeeNoneNoneOther Expenses0.000.00%Total Annual Fund Operating Expenses0.040.03%1The expense information shown in the table has been restated to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInstitutional Shares$54$63$73$101Institutional Plus Shares$53$60$67$88
ETF | Vanguard Short-Term Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Bond ETFVanguard Intermediate-Term Bond ETFVanguard Long-Term Bond ETFSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Bond ETF, Vanguard Intermediate-Term Bond ETF, and Vanguard Long-Term Bond ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Bond ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Total Bond Market Index Fund Vanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Total Bond Market Index FundVanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Bond ETFAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Short-Term Bond Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[1]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39
ETF | Vanguard Intermediate-Term Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Bond ETFVanguard Intermediate-Term Bond ETFVanguard Long-Term Bond ETFSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Bond ETF, Vanguard Intermediate-Term Bond ETF, and Vanguard Long-Term Bond ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Bond ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Total Bond Market Index Fund Vanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Total Bond Market Index FundVanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Bond ETFAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Intermediate-Term Bond Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[2]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39
ETF | Vanguard Long-Term Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Bond ETFVanguard Intermediate-Term Bond ETFVanguard Long-Term Bond ETFSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Bond ETF, Vanguard Intermediate-Term Bond ETF, and Vanguard Long-Term Bond ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Bond ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Total Bond Market Index Fund Vanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Total Bond Market Index FundVanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Bond ETFAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Long-Term Bond Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[3]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39
Admiral | Vanguard Short-Term Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Bond ETFVanguard Intermediate-Term Bond ETFVanguard Long-Term Bond ETFSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Bond ETF, Vanguard Intermediate-Term Bond ETF, and Vanguard Long-Term Bond ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Total Bond Market Index Fund Vanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Bond Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77Vanguard Total Bond Market Index FundVanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Bond Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Short-Term Bond Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.06%	[4]
1 Year	rr_ExpenseExampleYear01	$ 6
3 Years	rr_ExpenseExampleYear03	19
5 Years	rr_ExpenseExampleYear05	34
10 Years	rr_ExpenseExampleYear10	$ 77
Admiral | Vanguard Intermediate-Term Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Bond ETFVanguard Intermediate-Term Bond ETFVanguard Long-Term Bond ETFSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Bond ETF, Vanguard Intermediate-Term Bond ETF, and Vanguard Long-Term Bond ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Total Bond Market Index Fund Vanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Bond Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77Vanguard Total Bond Market Index FundVanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Bond Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Intermediate-Term Bond Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.06%	[5]
1 Year	rr_ExpenseExampleYear01	$ 6
3 Years	rr_ExpenseExampleYear03	19
5 Years	rr_ExpenseExampleYear05	34
10 Years	rr_ExpenseExampleYear10	$ 77
Admiral | Vanguard Long-Term Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Bond ETFVanguard Intermediate-Term Bond ETFVanguard Long-Term Bond ETFSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Bond ETF, Vanguard Intermediate-Term Bond ETF, and Vanguard Long-Term Bond ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Total Bond Market Index Fund Vanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Bond Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$56$69$84$127Vanguard Total Bond Market Index FundVanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Bond Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Long-Term Bond Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.06%	[6]
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	69
5 Years	rr_ExpenseExampleYear05	84
10 Years	rr_ExpenseExampleYear10	$ 127
Admiral | Vanguard Total Bond Market Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Bond ETFVanguard Intermediate-Term Bond ETFVanguard Long-Term Bond ETFSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Bond ETF, Vanguard Intermediate-Term Bond ETF, and Vanguard Long-Term Bond ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Total Bond Market Index Fund Vanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Total Bond Market Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0312b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.041The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$4$13$23$51Vanguard Total Bond Market Index FundVanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Total Bond Market Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Total Bond Market Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.04%	[7]
1 Year	rr_ExpenseExampleYear01	$ 4
3 Years	rr_ExpenseExampleYear03	13
5 Years	rr_ExpenseExampleYear05	23
10 Years	rr_ExpenseExampleYear10	$ 51
Institutional | Vanguard Short-Term Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Bond ETFVanguard Intermediate-Term Bond ETFVanguard Long-Term Bond ETFSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Bond ETF, Vanguard Intermediate-Term Bond ETF, and Vanguard Long-Term Bond ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Total Bond Market Index Fund Vanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Total Bond Market Index FundVanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Bond Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Institutional SharesInstitutional Plus SharesManagement Fees0.040.03%12b-1 Distribution FeeNoneNoneOther Expenses0.000.00%Total Annual Fund Operating Expenses0.040.03%1The expense information shown in the table has been restated to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInstitutional Shares$4$13$23$51Institutional Plus Shares$3$10$17$39
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Short-Term Bond Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.04%	[8]
1 Year	rr_ExpenseExampleYear01	$ 4
3 Years	rr_ExpenseExampleYear03	13
5 Years	rr_ExpenseExampleYear05	23
10 Years	rr_ExpenseExampleYear10	$ 51
Institutional | Vanguard Short-Term Bond Index Fund | Institutional Plus Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[8]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39
Institutional | Vanguard Intermediate-Term Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Bond ETFVanguard Intermediate-Term Bond ETFVanguard Long-Term Bond ETFSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Bond ETF, Vanguard Intermediate-Term Bond ETF, and Vanguard Long-Term Bond ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Total Bond Market Index Fund Vanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Total Bond Market Index FundVanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Bond Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Institutional SharesInstitutional Plus SharesManagement Fees0.030.02%12b-1 Distribution FeeNoneNoneOther Expenses0.010.01%Total Annual Fund Operating Expenses0.040.03%1The expense information shown in the table has been restated to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInstitutional Shares$4$13$23$51Institutional Plus Shares$3$10$17$39
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Intermediate-Term Bond Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.04%	[9]
1 Year	rr_ExpenseExampleYear01	$ 4
3 Years	rr_ExpenseExampleYear03	13
5 Years	rr_ExpenseExampleYear05	23
10 Years	rr_ExpenseExampleYear10	$ 51
Institutional | Vanguard Intermediate-Term Bond Index Fund | Institutional Plus Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[9]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39
Institutional | Vanguard Long-Term Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Bond ETFVanguard Intermediate-Term Bond ETFVanguard Long-Term Bond ETFSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Bond ETF, Vanguard Intermediate-Term Bond ETF, and Vanguard Long-Term Bond ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Total Bond Market Index Fund Vanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Total Bond Market Index FundVanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Bond Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Institutional SharesInstitutional Plus SharesManagement Fees0.040.03%12b-1 Distribution FeeNoneNoneOther Expenses0.000.00%Total Annual Fund Operating Expenses0.040.03%1The expense information shown in the table has been restated to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInstitutional Shares$54$63$73$101Institutional Plus Shares$53$60$67$88
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Long-Term Bond Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.04%	[10]
1 Year	rr_ExpenseExampleYear01	$ 54
3 Years	rr_ExpenseExampleYear03	63
5 Years	rr_ExpenseExampleYear05	73
10 Years	rr_ExpenseExampleYear10	$ 101
Institutional | Vanguard Long-Term Bond Index Fund | Institutional Plus Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[10]
1 Year	rr_ExpenseExampleYear01	$ 53
3 Years	rr_ExpenseExampleYear03	60
5 Years	rr_ExpenseExampleYear05	67
10 Years	rr_ExpenseExampleYear10	$ 88
Institutional | Vanguard Total Bond Market Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Bond ETFVanguard Intermediate-Term Bond ETFVanguard Long-Term Bond ETFSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Bond ETF, Vanguard Intermediate-Term Bond ETF, and Vanguard Long-Term Bond ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Total Bond Market Index Fund Vanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Total Bond Market Index FundVanguard Short-Term Bond Index FundVanguard Intermediate-Term Bond Index FundVanguard Long-Term Bond Index FundSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by the Funds’ Board of Trustees, Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Total Bond Market Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Institutional SharesInstitutional Plus SharesManagement Fees0.0200.02%12b-1 Distribution FeeNoneNoneOther Expenses0.0050.00%Total Annual Fund Operating Expenses0.0250.02%1The expense information shown in the table has been restated to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInstitutional Shares$3$8$14$32Institutional Plus Shares$2$6$11$26
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Total Bond Market Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.005%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.025%	[11]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	8
5 Years	rr_ExpenseExampleYear05	14
10 Years	rr_ExpenseExampleYear10	$ 32
Institutional | Vanguard Total Bond Market Index Fund | Institutional Plus Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.02%	[11]
1 Year	rr_ExpenseExampleYear01	$ 2
3 Years	rr_ExpenseExampleYear03	6
5 Years	rr_ExpenseExampleYear05	11
10 Years	rr_ExpenseExampleYear10	$ 26

[1]	The expense information shown in the table has been restated to reflect current fees.
[2]	The expense information shown in the table has been restated to reflect current fees.
[3]	The expense information shown in the table has been restated to reflect current fees.
[4]	The expense information shown in the table has been restated to reflect current fees.
[5]	The expense information shown in the table has been restated to reflect current fees.
[6]	The expense information shown in the table has been restated to reflect current fees.
[7]	The expense information shown in the table has been restated to reflect current fees.
[8]	The expense information shown in the table has been restated to reflect current fees.
[9]	The expense information shown in the table has been restated to reflect current fees.
[10]	The expense information shown in the table has been restated to reflect current fees.
[11]	The expense information shown in the table has been restated to reflect current fees.